Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Interim Consolidated Financial Information

        The accompanying unaudited consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") as contained in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or "ASC") for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the Company's financial position, results of operations, changes in stockholders' (deficit) equity and cash flows. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related footnotes appearing elsewhere in this prospectus.

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

             Recent Accounting Pronouncements Not Yet Adopted

        In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis. For public companies, the ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, although early adoption is permitted. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

  Cash and Cash Equivalents

        Cash and cash equivalents consist of checking accounts and a money market account. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company maintains cash balances in financial institutions in amounts greater than federally insured limits.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a  fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

  Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their respective fair values due to their short-term nature. The Company's Series B warrant is recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

  •
  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

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  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

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  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2010 and 2011 (in thousands):

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's Series B preferred stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.

  Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

        The following table presents the changes in the Company's Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

        No change in fair value was recorded in the statement of operations for the year ended December 31, 2009 as any change in fair value was de minimis.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cost of revenue for the year ended December 31, 2011.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

  Property and Equipment

        Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.

        The estimated useful lives for significant property and equipment categories are as follows:

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

        Repairs and maintenance costs are charged to expense as incurred.

  Internally Developed Software

        The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (all costs expensed as incurred), the application development stage (costs are capitalized) and the post-implementation/ operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use. Capitalized software development costs of $2.1 million have been included in property and equipment in the consolidated balance sheet as of December 31, 2011. Amortization expense for the related capitalized internally developed software for the years ended December 31, 2009, 2010, and 2011 totaled $0, $0, and $79,000, respectively, and is included in technology and development expense in the accompanying consolidated statements of operations.

  Goodwill

        As a result of the Company's acquisition of Condaptive, Inc. (see Note 3) in May 2011, the Company recorded goodwill. Goodwill represents the excess of: (a) the aggregate of the fair value of consideration transferred in a business combination, over (b) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to annual impairment tests. The Company tests goodwill for impairment annually on October 1st or more frequently if events or changes in business circumstances indicate the asset might be impaired. Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit's carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit's identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.

        The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company's entity-wide reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to the operating results of the reporting unit.

        As a result of the Company's annual impairment testing as of October 1, 2011, goodwill was not considered impaired and as such, no impairment charges were recorded.

  Identifiable Intangible Assets

        The Company acquired intangible assets in connection with its business acquisitions. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method.

        The estimated useful lives used in computing amortization are as follows:

Intellectual property	10 years
Developed technology	5 years

  Deferred Offering Costs

        Deferred offering costs of $2.0 million are included on the consolidated balance sheets as of December 31, 2011. Upon the consummation of the initial public offering, these amounts will be offset against the proceeds of the offering and included in stockholders' (deficit) equity. If the offering is terminated, the deferred offering costs will be expensed.

  Impairment of Long-Lived Assets

        The Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are not recoverable, the impairment to be recognized, if any, is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets or asset group. Assets held for sale are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2010 and 2011, management does not believe any long-lived assets are impaired and has not identified any assets as being held for sale.

  Income Taxes

        Income taxes are accounted for under the asset and liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

        The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based on the technical merits of the position, it is more likely than not that the position will be sustained upon examination by the taxing authorities.

        The Company has a policy to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising costs totaled $73,000, $116,000, and $184,000 for the years ended December 31, 2009, 2010, and 2011, respectively. Advertising costs are included within sales and marketing expense on the consolidated statements of operations.

  Technology and Development

        Technology and development expense primarily consists of salaries and payroll-related costs for development employees, including stock-based compensation and bonuses. Additional expenses include costs related to the development, quality assurance and testing of new technology and enhancement of existing technology, amortization of internally developed software related to the Company's technology infrastructure, consulting, travel and other related overhead.

        Technology and development costs are expensed as incurred, except for certain costs relating to internally developed software, which are capitalized and amortized on a straight line basis over three years once the asset is placed in service.

  Foreign Operations and Currency Translation

        Beginning in 2010, the consolidated financial statements include the results of the Company's wholly-owned subsidiaries whose books and records are maintained in a functional currency other than U.S. Dollars. These results have been translated into U.S. Dollars in the accompanying consolidated financial statements. There were no foreign operations prior to 2010.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

  Basic and Dilutive Loss per Common Share

        The Company uses the two-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company's redeemable convertible preferred stock and the restricted common stock issued in the Condaptive acquisition (see Note 3) are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders, and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the years ended December 31, 2009, 2010, and 2011, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been antidilutive.